CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 4,989,914	$ 3,161,464
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan losses	2,528,681	4,087,151
Depreciation and amortization	1,173,141	904,103
Loans originated for resale	(14,078,800)	(9,747,000)
Proceeds from sale of loans originated for sale	14,606,301	9,968,715
Gain on sale of loans held for sale	(628,701)	(286,978)
Net gains on the sale of OREO	(88,351)	(454,339)
Losses on sales of HTM investment securities	157,153	0
Gains on sales of AFS investment securities	(153,417)	0
Gain on sale of asset	0	(22,500)
Net amortization of premium/discount on investment securities	470,340	245,650
Increase in OREO valuation allowance	674,205	1,963,227
Increase in cash surrender of bank owned life insurance	(632,495)	(650,393)
Deferred income tax benefit	(868,928)	(646,717)
Decrease (Increase) in accrued interest receivable	123,459	(243,388)
Stock based compensation	388,715	253,466
Increase (Decrease) in deferred loan fees	131,748	(139,826)
Increase in accounts payable, accrued expenses and other liabilities	638,626	1,387,446
Decrease in other assets	2,599,275	542,387
Net Cash Provided by Operating Activities	12,030,866	10,322,468
Cash Flows from Investing Activities
Purchase of AFS investment securities	(25,542,275)	(18,994,828)
Proceeds from redemption or principal payments of AFS investment securities	17,962,350	11,983,674
Purchase of HTM investment securities	(16,357,484)	(72,541,253)
Proceeds from maturities or principal payments of HTM investment securities	53,486,964	45,712,623
Net decrease of FHLB and Federal Reserve stock	110,950	728,600
Loans originated or acquired	(246,256,056)	(269,796,003)
Principal collected on loans	203,351,644	204,254,129
Purchase of premises and equipment	(4,514,475)	(5,212,864)
Proceeds from sale of OREO	344,512	9,952,873
Proceeds from sale of HTM investment securities	3,641,805	0
Proceeds from sale of AFS investment securities	1,626,016	0
Proceeds from disposal of asset	0	22,500
Net Cash Used in Investing Activities	(12,146,049)	(93,890,549)
Cash Flows from Financing Activities
Net (decrease) increase in deposits	(7,022,913)	102,670,875
Payments of long-term borrowings	(49,387)	(10,047,449)
Net increase (decrease) in short term borrowings	1,000,000	(816,422)
Exercise of stock options	82,550	121,319
Proceeds from Small Business lending Fund Preferred Stock	0	20,000,000
Redemption of Troubled Asset Relief Program Preferred Stock	0	(16,317,000)
Dividends Paid	(1,421,571)	(1,932,099)
Net change in unearned ESOP shares	(1,942)	(406,425)
Redemption of common stock	(294,088)	(409,965)
Net Cash (Used in) Provided by Financing Activities	(7,707,351)	92,862,834
(Decrease) Increase in Cash and Cash Equivalents	(7,822,534)	9,294,753
Cash and Cash Equivalents - January 1	19,118,189	9,823,436
Cash and Cash Equivalents - December 31	11,295,655	19,118,189
Supplemental Disclosures of Cash Flow Information
Interest	10,652,537	13,223,072
Income taxes	2,225,609	2,381,137
Supplemental Schedule of Non_Cash Operating Activities
Issuance of common stock for payment of compensation	388,715	253,466
Transfer from loans to OREO	4,020,494	7,878,778
Transfer of OREO to loans	$ 1,038,000	$ 3,177,855